DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Details 5) - USD ($)	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2019
Intangible assets, gross	$ 14,670,000	$ 9,685,000	$ 14,670,000
Accumulated amortization	(8,612,000)	(7,113,000)	(4,610,000)
Less : Impairment expense	(1,867,000)
Net book value	4,191,000	2,572,000	10,060,000
Goodwill	17,362,000	17,362,000	19,347,000
United Kingdom [Member]
Intangible assets, gross	4,985,000	0	4,985,000
Accumulated amortization	(3,118,000)	0	(1,559,000)
Less : Impairment expense	(1,867,000)
Net book value	0	0	3,426,000
Goodwill	7,531,000	7,531,000	7,531,000
United States [Member]
Intangible assets, gross	9,685,000	9,685,000	9,685,000
Accumulated amortization	(5,494,000)	(7,113,000)	(3,051,000)
Less : Impairment expense	0
Net book value	4,191,000	2,572,000	6,634,000
Goodwill	9,831,000	9,831,000	11,816,000
Customer Relationship [Member]
Intangible assets, gross	8,510,000	4,960,000	8,510,000
Tradename [Member]
Intangible assets, gross	410,000	410,000	410,000
Tradename [Member] | United Kingdom [Member]
Intangible assets, gross	0	0	0
Tradename [Member] | United States [Member]
Intangible assets, gross	410,000	410,000	410,000
Workforce Acquired [Member]
Intangible assets, gross	2,790,000	2,125,000	2,790,000
Non-Core Customer Relationships [Member]
Intangible assets, gross	760,000	760,000	760,000
Non-Compete Agreements [Member]
Intangible assets, gross	2,200,000	1,430,000	2,200,000
Customer Relationship [Member] | United Kingdom [Member]
Intangible assets, gross	3,550,000	0	3,550,000
Customer Relationship [Member] | United States [Member]
Intangible assets, gross	4,960,000	4,960,000	4,960,000
Non-Core Customer Relationships [Member] | United Kingdom [Member]
Intangible assets, gross	0	0	0
Non-Core Customer Relationships [Member] | United States [Member]
Intangible assets, gross	760,000	760,000	760,000
Non-Compete Agreements [Member] | United Kingdom [Member]
Intangible assets, gross	770,000	0	770,000
Non-Compete Agreements [Member] | United States [Member]
Intangible assets, gross	1,430,000	1,430,000	1,430,000
Workforce Acquired [Member] | United Kingdom [Member]
Intangible assets, gross	665,000	0	665,000
Workforce Acquired [Member] | United States [Member]
Intangible assets, gross	$ 2,125,000	$ 2,125,000	$ 2,125,000